Property and Equipment - Summary of Property and Equipment (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Oct. 01, 2016	Jan. 02, 2016	Dec. 27, 2014
Property, Plant and Equipment [Line Items]
Property and equipment, Gross		$ 3,285,534	$ 3,039,172
Less accumulated depreciation and amortization	$ (1,671,000)	(1,516,649)	(1,312,589)
Property and equipment-net	$ 1,735,495	$ 1,768,885	1,726,583
Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Useful life	3 years	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Useful life	40 years	40 years
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross		$ 301,924	291,871
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross		$ 1,156,914	1,055,936
Building and Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Useful life		10 years
Building and Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Useful life		40 years
Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross		$ 745,399	651,184
Transportation Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Useful life		5 years
Transportation Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Useful life		10 years
Warehouse Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross		$ 332,018	300,760
Warehouse Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Useful life		5 years
Warehouse Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Useful life		12 years
Office Equipment, Furniture and Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross		$ 690,430	622,296
Office Equipment, Furniture and Software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Useful life		3 years
Office Equipment, Furniture and Software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Useful life		7 years
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross		$ 58,849	$ 117,125